June 19, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control	– EDGAR

RE:	Columbia Funds Series Trust II

Columbia Commodity Strategy Fund

Columbia European Equity Fund

Columbia U.S. Government Mortgage Fund

  Post-Effective Amendment No. 62

  File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 62 (Amendment). This Amendment was filed electronically on June 15, 2012.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen Vice President and Chief Counsel Ameriprise Financial, Inc.